Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information Of Operating Income (Loss) [Abstract]
Summary of Detailed Information of Operating Income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Research Tax Credit	2,132	860
Subsidies	41	40
Revenues from licenses or other contracts	97	54
Net evenues from disposal of tangible assets		24,351
Total	2,270	25,304

Summary of Operating Expenses by Nature	Research and development expenses

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	82	2,114	2,196
Rental and maintenance	77	675	752
Services, subcontracting and fees	312	9,581	9,893
Personnel expenses	1,045	7,134	8,179
Depreciation, amortization & provision	177	1,983	2,160
Other	—	29	29
Total	1,693	21,516	23,209

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	—	450	450
Rental and maintenance	66	765	831
Services, subcontracting and fees	237	3,850	4,087
Personnel expenses	785	5,886	6,671
Depreciation, amortization & provision	178	5,134	5,312
Other	7	(58)	(51)
Total	1,273	16,027	17,300
General and administrative expenses

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Consumables	94	57
Rental and maintenance	578	175
Services, subcontracting and fees	3,292	3,446
Personnel expenses	3,307	3,120
Depreciation and amortization	333	837
Other	423	277
Total	8,027	7,911

Summary of Personal Expenses	Research and development expenses

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	700	5,256	5,956
Share-based payments (employees and executives)	55	295	350
Social security expenses	290	1,583	1,873
Total personnel expenses	1,045	7,134	8,179

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	533	4,618	5,151
Share-based payments (employees and executives)	17	(27)	(10)
Social security expenses	235	1,295	1,530
Total personnel expenses	785	5,886	6,671
General and administrative expenses

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Wages and salaries	2,140	2,051
Share-based payments (employees and executive management)	311	304
Social security expenses	856	766
Total personnel expenses	3,307	3,120

Summary of Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses

Plan name	Amount in P&L in euros thousands as of June 30, 2021	of which employees	of which executives	of which directors
AGA	308	120	47	—
BSA	1	—	—	29
SO	398	46	142	—
Total	707	166	512	29

Plan name	Amount in P&L in euros thousands as of June 30, 2022	of which employees	of which executives	of which directors
AGA	202	31	171	—
BSA	—	—	—	—
SO	124	53	71	—
Total	326	84	242	—

Summary of Financial Income (Loss)

(amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
Income from short term deposits	11	6
Change in fair value of derivative liabilities	750	—
Foreign exchange gains	1,993	3,348
Other financial income	53	16
Financial income	2,807	3,370
Amortized cost of convertible notes	(919)	(22)
Financial expenses on lease liability	(156)	(108)
Interest expense related to borrowings	(158)	(140)
Foreign exchange loss	(557)	(480)
Other financial expenses	(1)	—
Financial expenses	(1,791)	(750)
Financial income (loss)	1,016	2,620

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

	06/30/2021	06/30/2022
	(6 months)	(6 months)
Net loss (in thousands of euros)	(27,952)	(1,024)
Weighted number of shares for the period (1)	22,842,857	31,016,053
Basic loss per share (€/share)	(1.22)	(0.03)
Diluted loss per share (€/share)	(1.22)	(0.03)
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).